Average Annual Total Returns - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIP Government Money Market Portfolio - Return Before Taxes
Apr. 29, 2024
VIP Government Money Market Portfolio - Initial Class
Average Annual Return:
Past 1 year	4.89%
Past 5 years	1.72%
Past 10 years	1.11%
VIP Government Money Market Portfolio - Service Class
Average Annual Return:
Past 1 year	4.79%
Past 5 years	1.66%
Past 10 years	1.05%
VIP Government Money Market Portfolio - Service Class 2
Average Annual Return:
Past 1 year	4.63%
Past 5 years	1.57%
Past 10 years	0.97%